United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1 – September 30, 2011

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

September 30, 2011 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-92.4%
CONSUMER DISCRETIONARY-7.1%
	Apparel Retail-1.7%
50,000	Foot Locker, Inc.	$1,004,500

	Auto Parts & Equipment-2.4%
160,000	Modine Manufacturing Co.(1)	1,449,600

	Housewares & Specialties-1.0%
20,000	Jarden Corp.	565,200

	Publishing-0.9%
10,000	Morningstar, Inc.	564,400

	Textiles-1.1%
82,000	Unifi, Inc.(1)	669,940

TOTAL CONSUMER DISCRETIONARY		4,253,640

CONSUMER STAPLES-1.6%
	Packaged Foods & Meats-1.6%
12,000	Diamond Foods, Inc.	957,480

TOTAL CONSUMER STAPLES		957,480

ENERGY-17.2%
	Coal & Consumable Fuels-2.1%
75,000	Cloud Peak Energy, Inc.(1)	1,271,250

	Oil & Gas Drilling-0.4%
35,000	Pioneer Drilling Co.(1)	251,300

	Oil & Gas Equipment & Services-5.4%
10,000	Bolt Technology Corp.(1)	100,400
40,000	Complete Production Services, Inc.(1)	754,000
200,000	Newpark Resources, Inc.(1)	1,218,000
20,000	OYO Geospace Corp.(1)	1,125,800

		3,198,200
	Oil & Gas Exploration & Production-8.5%
70,000	Brigham Exploration Co.(1)	1,768,200
15,000	Cabot Oil & Gas Corp.	928,650
20,000	McMoRan Exploration Co.(1)	198,600
20,000	Panhandle Oil and Gas, Inc., Class A	567,400
70,000	Plains Exploration & Production Co.(1)	1,589,700

		5,052,550

Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing-0.8%
25,000	Tesoro Corp.(1)	$486,750

TOTAL ENERGY		10,260,050

FINANCIALS-4.7%
	Investment Banking & Brokerage-2.3%
52,500	Stifel Financial Corp.(1)	1,394,400

	Regional Banks-2.4%
45,000	Cardinal Financial Corp.	387,900
10,000	Eagle Bancorp, Inc.(1)	117,700
15,000	First Financial Bankshares, Inc.	392,400
15,000	Fulton Financial Corp.	114,750
20,000	Lakeland Financial Corp.	413,200

		1,425,950

TOTAL FINANCIALS		2,820,350

HEALTH CARE-9.8%
	Biotechnology-2.6%
35,000	Cubist Pharmaceuticals, Inc.(1)	1,236,200
30,000	Momenta Pharmaceuticals, Inc.(1)	345,000

		1,581,200
	Health Care Equipment-0.8%
15,000	SonoSite, Inc.(1)	455,100

	Health Care Supplies-6.4%
10,000	Atrion Corp.	2,073,900
50,000	Neogen Corp.(1)	1,736,000

		3,809,900

TOTAL HEALTH CARE		5,846,200

INDUSTRIALS-28.7%
	Aerospace & Defense-10.3%
15,625	HEICO Corp.	769,375
125,000	Hexcel Corp.(1)	2,770,000
80,000	Moog, Inc., Class A(1)	2,609,600

		6,148,975
	Construction & Engineering-6.8%
75,000	Layne Christensen Co.(1)	1,732,500
125,000	Quanta Services, Inc.(1)	2,348,750

		4,081,250
	Construction & Farm Machinery & Heavy Trucks-2.0%
100,000	Greenbrier Cos., Inc.(1)	1,165,000

	Electrical Components & Equipment-2.3%
50,000	Woodward, Inc.	1,370,000

	Industrial Conglomerates-1.2%
15,000	Raven Industries, Inc.	723,000

Shares/Principal Amount		Value
	Industrial Machinery-1.2%
80,000	Lydall, Inc.(1)	$712,000

	Road & Rail-1.8%
80,000	Heartland Express, Inc.	1,084,800

	Trucking-3.1%
50,000	Ryder System, Inc.	1,875,500

TOTAL INDUSTRIALS		17,160,525

INFORMATION TECHNOLOGY-11.3%
	Electronic Equipment & Instruments-1.4%
30,000	Cognex Corp.	813,300

	Semiconductor Equipment-2.0%
40,000	Teradyne, Inc.(1)	440,400
45,000	Ultratech, Inc.(1)	771,750

		1,212,150
	Semiconductors-4.1%
27,000	Cavium, Inc.(1)	729,270
115,000	Cypress Semiconductor Corp.(1)	1,721,550

		2,450,820
	Systems Software-2.2%
30,000	MICROS Systems, Inc.(1)	1,317,300

	Technology Distributors-1.6%
75,000	Brightpoint, Inc.(1)	690,750
20,000	Electro Rent Corp.	276,200

		966,950

TOTAL INFORMATION TECHNOLOGY		6,760,520

MATERIALS-8.8%
	Construction Materials-1.1%
10,000	Martin Marietta Materials, Inc.	632,200

	Paper Packaging-3.7%
75,000	Bemis Co., Inc.	2,198,250

	Specialty Chemicals-0.6%
10,000	Balchem Corp.	373,100

	Steel-3.4%
45,000	Carpenter Technology Corp.	2,020,050

TOTAL MATERIALS		5,223,600

Shares/Principal Amount		Value
UTILITIES-3.2%
	Electric Utilities-3.2%
25,000	ITC Holdings Corp.	$1,935,750

TOTAL UTILITIES		1,935,750

TOTAL COMMON STOCKS (Cost $56,205,115)		55,218,115

SHORT TERM INVESTMENTS-8.8%
	Mutual Funds-8.8%
5,242,312	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.002% (at net asset value)	5,242,312

TOTAL SHORT TERM INVESTMENTS

(Cost $5,242,312)		5,242,312

TOTAL INVESTMENTS-101.2% (Cost $61,447,427)		60,460,427
OTHER ASSETS AND LIABILITIES- NET(2) -(1.2)%		(702,234)

NET ASSETS-100.0%		$59,758,193

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2011.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

September 30, 2011 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-95.7%
CONSUMER DISCRETIONARY-10.8%
	Automobile Manufacturers-1.7%
400,000	Ford Motor Co.(1)	$3,868,000

	Broadcasting-0.9%
100,000	CBS Corp., Class B	2,038,000

	Cable & Satellite-0.5%
30,000	DIRECTV, Class A(1)	1,267,500

	Department Stores-1.4%
125,000	Macy’s, Inc.	3,290,000

	Distributors-1.1%
50,000	Genuine Parts Co.	2,540,000

	Footwear-2.6%
70,000	NIKE, Inc., Class B	5,985,700

	Home Improvement Retail-0.4%
25,000	Home Depot, Inc.	821,750

	Restaurants-2.2%
40,000	Darden Restaurants, Inc.	1,710,000
40,000	McDonald’s Corp.	3,512,800

		5,222,800

TOTAL CONSUMER DISCRETIONARY		25,033,750

CONSUMER STAPLES-7.7%
	Agricultural Products-1.7%
155,000	Archer-Daniels-Midland Co.	3,845,550

	Distillers & Vintners-1.3%
40,000	Diageo PLC, ADR	3,037,200

	Hypermarkets & Super Centers-1.6%
70,000	Wal-Mart Stores, Inc.	3,633,000

	Packaged Foods & Meats-1.1%
75,000	Kraft Foods, Inc., Class A	2,518,500

	Soft Drinks-2.0%
70,000	The Coca-Cola Co.	4,729,200

TOTAL CONSUMER STAPLES		17,763,450

Shares/Principal Amount		Value
ENERGY-11.4%
	Coal & Consumable Fuels-1.0%
70,000	Consol Energy, Inc.	$2,375,100

	Equipment & Services-1.3%
50,000	Schlumberger, Ltd.	2,986,500

	Integrated Oil & Gas-5.4%
60,000	Chevron Corp.	5,551,200
40,000	Murphy Oil Corp.	1,766,400
85,000	Royal Dutch Shell PLC, ADR	5,229,200

		12,546,800
	Oil & Gas Equipment & Services-0.4%
80,000	Weatherford International, Ltd.(1)	976,800

	Oil & Gas Exploration & Production-3.3%
60,000	Apache Corp.	4,814,400
70,000	Newfield Exploration Co.(1)	2,778,300

		7,592,700

TOTAL ENERGY		26,477,900

FINANCIALS-6.3%
	Asset Management & Custody Banks-2.1%
130,000	Blackstone Group LP	1,557,400
35,000	Franklin Resources, Inc.	3,347,400

		4,904,800
	Diversified Banks-1.7%
55,000	The Toronto-Dominion Bank	3,902,250

	Investment Banking & Brokerage-0.1%
15,000	Morgan Stanley	202,500

	Life & Health Insurance-0.9%
75,000	MetLife, Inc.	2,100,750

	Regional Banks-1.5%
75,000	PNC Financial Services Group, Inc.	3,614,250

TOTAL FINANCIALS		14,724,550

HEALTH CARE-11.4%
	Health Care Equipment-2.0%
100,000	Stryker Corp.	4,713,000

	Health Care Services-0.9%
25,000	Laboratory Corp. of America Holdings(1)	1,976,250

	Life Sciences Tools & Services-1.9%
80,000	Agilent Technologies, Inc.(1)	2,500,000
40,000	Thermo Fisher Scientific, Inc.(1)	2,025,600

		4,525,600

Shares/Principal Amount		Value
	Pharmaceuticals-6.6%
100,000	Abbott Laboratories	$5,114,000
100,000	Merck & Co., Inc.	3,271,000
165,000	Mylan, Inc.(1)	2,805,000
60,000	Watson Pharmaceuticals, Inc.(1)	4,095,000

		15,285,000

TOTAL HEALTH CARE		26,499,850

INDUSTRIALS-22.4%
	Aerospace & Defense-5.8%
100,000	The Boeing Co.	6,051,000
65,000	Honeywell International, Inc.	2,854,150
140,000	MOOG, Inc., Class A(1)	4,566,800

		13,471,950
	Air Freight & Logistics-2.5%
85,000	FedEx Corp.	5,752,800

	Construction & Farm Machinery-1.0%
35,000	Deere & Co.	2,259,950

	Construction & Farm Machinery & Heavy Trucks-2.4%
10,000	Caterpillar, Inc.	738,400
145,000	PACCAR, Inc.	4,903,900

		5,642,300
	Electrical Components & Equipment-3.1%
100,000	Cooper Industries, Ltd.	4,612,000
100,000	Woodward, Inc.	2,740,000

		7,352,000
	Industrial Conglomerates-2.7%
75,000	Danaher Corp.	3,145,500
200,000	General Electric Co.	3,048,000

		6,193,500
	Industrial Machinery-3.7%
140,000	Eaton Corp.	4,970,000
50,000	Illinois Tool Works, Inc.	2,080,000
25,000	Parker Hannifin Corp.	1,578,250

		8,628,250
	Railroads-1.2%
150,000	CSX Corp.	2,800,500

TOTAL INDUSTRIALS		52,101,250

INFORMATION TECHNOLOGY-14.2%
	Communications Equipment-1.6%
75,000	Qualcomm, Inc.	3,647,250

	Computer Hardware-8.9%
27,000	Apple, Inc.(1)	10,291,860
125,000	Dell, Inc.(1)	1,768,750
50,000	International Business Machines Corp.	8,751,500

		20,812,110

Shares/Principal Amount		Value
	Data Processing & Outsourced Services-1.2%
60,000	Automatic Data Processing, Inc.	$2,829,000

	Systems Software-2.5%
200,000	Oracle Corp.	5,748,000

TOTAL INFORMATION TECHNOLOGY		33,036,360

MATERIALS-11.5%
	Diversified Chemicals-5.9%
180,000	The Dow Chemical Co.	4,042,800
110,000	EI du Pont de Nemours & Co.	4,396,700
75,000	PPG Industries, Inc.	5,299,500

		13,739,000
	Diversified Metals & Mining-1.3%
65,000	Rio Tinto PLC, ADR	2,865,200

	Industrial Gases-1.4%
35,000	Praxair, Inc.	3,271,800

	Paper Packaging-1.2%
100,000	Sonoco Products Co.	2,823,000

	Paper Products-1.7%
170,000	International Paper Co.	3,952,500

TOTAL MATERIALS		26,651,500

TOTAL COMMON STOCKS
(Cost $237,712,757)		222,288,610

SHORT TERM INVESTMENTS-3.7%
	Mutual Funds-3.7%
8,661,123	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.002% (at net asset value)	8,661,123

TOTAL SHORT TERM INVESTMENTS

(Cost $8,661,123)		8,661,123

TOTAL INVESTMENTS-99.4%
(Cost $246,373,880)		230,949,733
OTHER ASSETS AND LIABILITIES- NET(2) -0.6%		1,461,927

NET ASSETS-100.0%		$232,411,660

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2011.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Co.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

September 30, 2011 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-55.1%
CONSUMER DISCRETIONARY-6.6%
	Automobile Manufacturers-0.5%
33,000	Ford Motor Co.(1)	$319,110

	Department Stores-1.5%
10,000	J.C. Penney Co., Inc	267,800
24,000	Macy’s, Inc.	631,680

		899,480
	Distributors-1.0%
12,000	Genuine Parts Co.	609,600

	Home Improvement Retail-1.4%
26,000	Home Depot, Inc.	854,620

	Restaurants-2.2%
10,000	Darden Restaurants, Inc.	427,500
10,000	McDonald’s Corp.	878,200

		1,305,700

TOTAL CONSUMER DISCRETIONARY		3,988,510

CONSUMER STAPLES-5.0%
	Household Products-0.7%
10,000	Church & Dwight Co., Inc.	442,000

	Packaged Foods & Meats-2.3%
10,000	H.J. Heinz Co.	504,800
10,000	Kraft Foods, Inc., Class A	335,800
8,000	Mead Johnson Nutrition Co.	550,640

		1,391,240
	Soft Drinks-1.4%
12,000	The Coca-Cola Co.	810,720

	Tobacco-0.6%
13,000	Altria Group, Inc.	348,530

TOTAL CONSUMER STAPLES		2,992,490

ENERGY-6.8%
	Equipment & Services-0.8%
8,000	Schlumberger, Ltd.	477,840

	Integrated Oil & Gas-5.0%
8,000	Chevron Corp.	740,160
12,000	Exxon Mobil Corp.	871,560
3,000	Murphy Oil Corp.	132,480
5,000	Occidental Petroleum Corp.	357,500
15,000	Royal Dutch Shell PLC, ADR	922,800

		3,024,500

Shares/Principal Amount		Value
	Oil & Gas Drilling-0.7%
10,000	Ensco PLC, ADR	$404,300

	Oil & Gas Exploration & Production-0.3%
6,200	Canadian Natural Resources Ltd.	181,474

TOTAL ENERGY		4,088,114

FINANCIALS-6.2%
	Asset Management & Custody Banks-0.2%
12,500	Fifth Street Finance Corp.	116,500

	Diversified Banks-0.3%
3,000	The Toronto-Dominion Bank	212,850

	Regional Banks-1.7%
6,825	Commerce Bancshares, Inc.	237,169
16,000	PNC Financial Services Group, Inc.	771,040

		1,008,209
	Residential REITS-1.4%
10,000	American Campus Communities, Inc.	372,100
8,000	Home Properties, Inc.	454,080

		826,180
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	335,875

	Specialized REITS-1.5%
10,000	Health Care REIT, Inc.	468,000
12,000	Plum Creek Timber Co., Inc	416,520

		884,520
	Thrifts & Mortgage Finance-0.6%
30,000	People’s United Financial, Inc.	342,000

TOTAL FINANCIALS		3,726,134

HEALTH CARE-3.8%
	Health Care Distributors-0.5%
4,300	McKesson Corp.	312,610

	Health Care Services-0.8%
10,000	Medco Health Solutions, Inc.(1)	468,900

	Pharmaceuticals-2.5%
36,500	Bristol-Myers Squibb Co.	1,145,370
11,500	Merck & Co., Inc.	376,165

		1,521,535

TOTAL HEALTH CARE		2,303,045

INDUSTRIALS-8.0%
	Aerospace & Defense-1.7%
7,000	The Boeing Co.	423,570
10,000	Honeywell International, Inc.	439,100

Shares/Principal Amount		Value
6,000	MOOG, Inc., Class A(1)	$195,720

		1,058,390
	Air Freight & Logistics-0.6%
5,000	FedEx Corp.	338,400

	Construction & Farm Machinery-1.1%
10,000	Deere & Co.	645,700

	Construction & Farm Machinery & Heavy Trucks-0.4%
3,500	Caterpillar, Inc.	258,440

	Electrical Components & Equipment-1.7%
7,000	Cooper Industries, Ltd., Class A	322,840
11,000	Emerson Electric Co.	454,410
10,000	Woodward, Inc.	274,000

		1,051,250
	Industrial Conglomerates-1.1%
8,000	Danaher Corp.	335,520
20,000	General Electric Co.	304,800

		640,320
	Industrial Machinery-1.1%
8,000	Eaton Corp.	284,000
6,200	Parker Hannifin Corp.	391,406

		675,406
	Railroads-0.3%
10,000	CSX Corp.	186,700

TOTAL INDUSTRIALS		4,854,606

INFORMATION TECHNOLOGY-7.8%
	Computer Hardware-5.1%
4,500	Apple, Inc.(1)	1,715,310
8,000	International Business Machines Corp.	1,400,240

		3,115,550
	Internet Software & Services-1.2%
1,400	Google, Inc., Class A(1)	720,132

	Semiconductors-1.0%
22,000	Texas Instruments, Inc.	586,300

	Systems Software-0.5%
10,000	Oracle Corp.	287,400

TOTAL INFORMATION TECHNOLOGY		4,709,382

MATERIALS-5.1%
	Diversified Chemicals-3.3%
20,000	The Dow Chemical Co.	449,200
17,500	EI du Pont de Nemours & Co.	699,475
6,000	FMC Corp.	414,960
6,000	PPG Industries, Inc.	423,960

		1,987,595

Shares/Principal Amount		Value
	Industrial Gases-0.6%
5,000	Air Products & Chemicals, Inc.	$381,850

	Paper Packaging-0.5%
10,000	Bemis Co., Inc.	293,100

	Paper Products-0.7%
18,000	International Paper Co.	418,500

TOTAL MATERIALS		3,081,045

TELECOMMUNICATION SERVICES-2.4%
	Integrated Telecommunication Services-1.8%
10,000	AT&T, Inc.	285,200
7,500	CenturyLink, Inc.	248,400
15,000	Verizon Communications, Inc.	552,000

		1,085,600
	Wireless Telecommunication Services-0.6%
15,000	Vodafone Group PLC, ADR	384,750

TOTAL TELECOMMUNICATION SERVICES		1,470,350

UTILITIES-3.4%
	Electric Utilities-3.4%
12,000	American Electric Power Co., Inc.	456,240
25,000	Duke Energy Corp.	499,750
7,500	NextEra Energy, Inc.	405,150
20,000	Pepco Holdings, Inc.	378,400
7,500	Southern Co.	317,775

		2,057,315

TOTAL UTILITIES		2,057,315

TOTAL COMMON STOCKS (Cost $30,401,928)		33,270,991

EXCHANGE TRADED FUNDS-1.3%
10,000	iShares MSCI Germany Index Fund ETF	182,900
11,500	Vanguard REIT ETF	585,005

TOTAL EXCHANGE TRADED FUNDS

(Cost $828,366)		767,905

PREFERRED STOCKS-2.9%
	Automobile Manufacturers-0.4%
6,500	General Motors Co., Series B, 4.750%	228,020

	Diversified Financial Services-0.4%
10,000	General Electric Capital Corp., 5.875%	252,600

Shares/Principal Amount		Value
	Insurance-0.3%
7,500	MetLife, Inc., Series A, 4.000%(2)	$177,000

	Investment Banking & Brokerage-0.7%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%(2)	389,130

	Other Diversified Financial Services-0.7%
21,000	Bank of America Corp., Series J, 7.250%	431,340

	Regional Banks-0.4%
10,000	PNC Capital Trust E, 7.750%	258,100
TOTAL PREFERRED STOCKS

(Cost $1,958,332)		1,736,190

CORPORATE BONDS-17.3%
	Communications Equipment-1.9%
$1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,154,797

	Computer & Electronics Retail-0.7%
500,000	Best Buy Co. Inc., Sr. Unsecured Notes, 5.500%, 3/15/2021	455,741

	Computer Hardware-2.0%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	547,118
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	664,819

		1,211,937
	Diversified Financial Services-0.9%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	517,197

	Health Care Equipment-1.0%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	567,933

	Health Care Services-0.8%
500,000	Express Scripts, Inc., Company Guaranteed Notes, 3.125%, 5/15/2016	505,718

Shares/Principal Amount		Value
	Integrated Telecommunication Services-0.8%
$450,000	Verizon New York, Inc., Sr. Unsecured Notes, 6.875%, 4/1/2012	$463,147

	Investment Banking & Brokerage-0.8%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	482,430

	Networking Products-0.8%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	512,371

	Other Diversified Financial Services-4.1%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.176%, 4/1/2014(2)	957,977
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,014,970
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	500,525

		2,473,472
	Packaged Foods & Meats-0.8%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	499,611

	Railroads-0.9%
500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	530,020

	REITS - Healthcare-0.8%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	488,286

	Specialty Stores-1.0%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	580,020
TOTAL CORPORATE BONDS

(Cost $9,947,841)		10,442,680

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.3%
	Federal National Mortgage Association-0.3%
$204,319	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	$211,350
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $202,305)		211,350

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.8%
	Federal Home Loan Mortgage Corp.-0.8%
19,680	Pool E84004, 6.000%, 6/1/2016	21,385
406,977	Pool J08414, 5.500%, 8/1/2023	440,344

		461,729
	Federal National Mortgage Association-5.0%
210,140	Pool 254831, 5.000%, 8/1/2023	229,704
981,722	Pool AE0375, 4.000%, 7/1/2025	1,037,653
975,831	Pool AD6175, 4.000%, 9/1/2025	1,031,427
669,102	Pool 256041, 5.500%, 12/1/2025	730,094

		3,028,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $3,319,163)		3,490,607

U.S. GOVERNMENT AGENCY SECURITIES-5.4%
	Federal Farm Credit Bank-1.2%
700,000	4.800%, 12/23/2025	705,082

	Federal Home Loan Banks-3.4%
1,000,000	3.300%, 11/24/2020	994,237
450,000	5.250%, 6/10/2022	552,497
500,000	3.000%, 9/29/2025(3)	501,380

		2,048,114

	Federal National Mortgage Association-0.8%
500,000	4.000%, 12/9/2025	500,703
TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $3,176,246)		3,253,899

Shares/Principal Amount		Value
MUNICIPAL BONDS-10.1%
	Alaska-0.9%
$500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	$552,990

	Florida-0.8%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	474,551

	Michigan-1.4%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	294,980
500,000	Michigan Finance Authority, Revenue Bonds, 5.496%, 9/1/2020	546,935

		841,915
	Ohio-2.0%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	533,195
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	668,682

		1,201,877
	Pennslyvania-2.3%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	565,250
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	541,145
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	300,495

		1,406,890
	Virginia-0.9%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	561,585

	West Viginia-0.9%
500,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029	513,640

Shares/Principal Amount		Value
	Wisconsin-0.9%
$500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	$553,265

TOTAL MUNICIPAL BONDS

(Cost $5,629,861)		6,106,713

SHORT TERM INVESTMENTS-3.0%
	Mutual Funds-3.0%
1,783,180	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.002% (at net asset value)	1,783,180

TOTAL SHORT TERM INVESTMENTS

(Cost $1,783,180)		1,783,180

TOTAL INVESTMENTS-101.2%
(Cost $57,247,222)		61,063,515
OTHER ASSETS AND LIABILITIES- NET(4)-(1.2)%		(701,814)

NET ASSETS-100.0%		$60,361,701

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2011.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2011.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Co.

REIT - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

Sr. - Senior

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2011 (Unaudited)

Shares/Principal Amount		Value
CORPORATE BONDS-0.5%
	Special Purpose Banks-0.5%
$1,000,000	AgriBank FCB, 9.125%, 7/15/2019	$1,329,054

TOTAL CORPORATE BONDS

(Cost $1,238,999)		1,329,054

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-23.4%
	Federal Home Loan Mortgage Corp.-13.3%
1,162,673	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	1,261,432
666,092	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	686,686
667,489	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	705,221
875,959	Series 2005-3000, Class FX, 0.529%, 4/15/2035, REMIC(1)	874,030
2,263,579	Series 2005-3030, Class FL, 0.629%, 9/15/2035, REMIC(1)	2,266,382
1,283,569	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	1,331,219
1,412,026	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	1,446,882
1,053,528	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	1,106,425
1,035,102	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	1,077,565
255,169	Series 2007-3342, Class FT, 0.679%, 7/15/2037, REMIC(1)	255,897
7,104,293	Series 2007-3349, Class FE, 0.719%, 7/15/2037, REMIC(1)	7,127,666
480,082	Series 2007-R013, Class AB, 6.000%, 12/15/2021, REMIC	491,875
707,147	Series 2008-R016, Class AM, 5.125%, 6/15/2018, REMIC	722,170
1,873,274	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	1,923,981
491,512	Series 2009-3540, Class KF, 1.279%, 11/15/2036, REMIC(1)	501,029
6,342,562	Series 2011-3845, Class ME, 3.000%, 9/15/2025, REMIC	6,588,076

Shares/Principal Amount		Value
$5,589,822	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	$5,899,145

		34,265,681
	Federal National Mortgage Association-8.2%
4,671,169	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	4,983,007
6,476,800	Series 2005-13, Class FQ, 0.618%, 3/25/2035, REMIC(1)	6,485,188
1,092,489	Series 2006-35, Class FN, 0.718%, 10/25/2033, REMIC(1)	1,091,575
2,003,351	Series 2008-12, Class C, 4.000%, 7/25/2035, REMIC	2,054,737
1,534,744	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	1,615,777
4,817,337	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	5,029,584

		21,259,868
	Government National Mortgage Association-1.9%
4,796,249	Series 2011-11, Class PC, 2.000%, 4/20/2040,	4,890,567

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $59,262,841)		60,416,116

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-47.0%
	Federal Home Loan Mortgage Corp.-6.3%
2,378,909	Pool C90993, 5.500%, 10/1/2026	2,580,892
1,730,514	Pool G30387, 5.500%, 2/1/2028	1,876,364
1,450,104	Pool C91349, 4.500%, 12/1/2030	1,542,972
3,891,373	Pool C91361, 4.000%, 3/1/2031	4,120,800
5,762,392	Pool C91385, 4.000%, 8/1/2031	6,102,131

		16,223,159
	Federal National Mortgage Association-40.7%
2,031,256	Pool 972080, 5.000%, 2/1/2023	2,189,192
5,026,183	Pool AC2593, 4.000%, 10/1/2024	5,309,393
4,908,610	Pool AE0375, 4.000%, 7/1/2025	5,188,263
1,753,942	Pool 255857, 5.500%, 8/1/2025	1,913,824

Shares/Principal Amount		Value
$3,847,556	Pool 255994, 5.500%, 11/1/2025	$4,212,904
5,854,641	Pool 256041, 5.500%, 12/1/2025	6,388,327
1,900,671	Pool 256083, 6.000%, 1/1/2026	2,092,046
804,806	Pool 256198, 5.500%, 4/1/2026	878,169
1,307,313	Pool 831505, 5.500%, 4/1/2026	1,422,806
2,117,984	Pool 256272, 5.500%, 6/1/2026	2,305,095
2,677,553	Pool 256275, 6.000%, 6/1/2026	2,946,312
796,203	Pool 256311, 6.000%, 7/1/2026	876,122
5,000,000	Pool AJ1542, 3.000%, 9/1/2026	5,169,020
1,373,664	Pool 256555, 5.500%, 1/1/2027	1,495,019
1,511,295	Pool 256751, 5.500%, 6/1/2027	1,643,865
1,719,561	Pool 257132, 5.000%, 3/1/2028	1,854,941
14,984,644	Pool MA0641, 4.000%, 2/1/2031	15,871,076
7,781,409	Pool MA0645, 4.000%, 2/1/2031	8,241,726
5,817,876	Pool MA0695, 4.000%, 4/1/2031	6,162,038
5,828,951	Pool MA0756, 4.000%, 5/1/2031	6,173,769
11,893,378	Pool MA0818, 4.000%, 7/1/2031	12,596,942
9,757,127	Pool AH2975, 4.000%, 1/1/2041	10,248,945

		105,179,794
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $116,354,035)		121,402,953

U.S. GOVERNMENT AGENCY SECURITIES-9.2%
	Federal Agricultural Mortgage Corp.-1.4%
3,000,000	5.125%, 4/19/2017(2)	3,510,618

	Federal Home Loan Banks-2.8%
2,300,000	5.000%, 2/23/2021	2,381,970
5,000,000	3.000%, 9/29/2025(3)	5,013,800

		7,395,770

	Federal Home Loan Mortgage Corp.-0.8%
2,000,000	3.525%, 9/30/2019	2,028,318

	Federal National Mortgage Association-4.2%
4,000,000	3.000%, 9/1/2016	4,040,276
5,000,000	5.375%, 4/11/2022	5,115,245

Shares/Principal Amount		Value
$1,800,000	4.000%, 5/18/2026(3)	$1,805,004

		10,960,525
TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $23,479,515)		23,895,231

MUNICIPAL BONDS-17.8%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	978,226

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,107,310

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,097,230
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,129,110

		2,226,340
	Illinois-2.4%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,118,770
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	523,296
1,000,000	Lake County School District No. 56 Gurnee, Build America General Obligation Bonds, 6.100%, 1/1/2026	1,109,400
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,097,260
1,000,000	Will Grundy Etc. Counties Community College District No. 525, Build America General Obligation Bonds, 6.650%, 1/1/2026	1,114,500

Shares/Principal Amount		Value
$1,000,000	Winnebago-Boone Etc. Counties Community College District No. 511, Build America General Obligation Bonds, 5.650%, 1/1/2022	$1,100,770

		6,063,996
	Indiana-0.2%
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	514,401

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	498,357
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	228,868
380,000	5.500%, 9/1/2023	434,617
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	337,770

		1,499,612
	Kentucky-3.2%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	537,685
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,314,557
1,560,000	Campbell & Kenton Counties Sanitation District No. 1 Build America Revenue Bonds, 5.300%, 8/1/2025	1,706,266
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	324,690
315,000	5.250%, 12/1/2025	341,151
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,123,560
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	582,750
1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	1,085,070

Shares/Principal Amount		Value
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
$500,000	5.300%, 12/1/2024	$551,040
500,000	5.500%, 12/1/2025	553,925

		8,120,694
	Michigan-1.2%
570,000	City of Lansing MI, Build America General Obligation Bonds, 6.350%, 5/1/2023	648,369
475,000	Comstock Park Public Schools General Obligation Unlimited Bonds, 6.300%, 5/1/2026	515,104
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	913,143
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,093,650

		3,170,266
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813 Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	534,780

	Missiouri-1.6%
1,620,000	County of St Charles MO, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,801,456
2,000,000	St Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,388,540

		4,189,996
	New York-0.3%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	683,964

	North Carolina-0.4%
925,000	County of Guilford NC, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,102,045

	Ohio-2.4%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,372,612
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	1,065,610

Shares/Principal Amount		Value
$1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	$1,046,650
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	557,415
900,000	Findlay City School District, Build America General Obligation Bonds, Series B, 5.450%, 12/1/2024	988,686
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	196,841
260,000	5.500%, 12/1/2022	288,483
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	644,009

		6,160,306
	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,058,380
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	861,855

		1,920,235
	Pennslyvania-0.4%
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,079,340

	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	988,501

	Texas-1.6%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	537,410
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,130,670
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 7/1/2014	2,352,074

		4,020,154

Shares/Principal Amount		Value
	Utah-0.6%
$500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	$559,820
1,000,000	Tooele County Utah School District Municipal Building Authority, Revenue Bonds, 5.625%, 6/1/2027	1,059,980

		1,619,800

TOTAL MUNICIPAL BONDS

(Cost $42,464,101)		45,979,966

SHORT TERM INVESTMENTS-2.7%
	Mutual Funds-2.7%
6,849,678	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.002% (at net asset value)	6,849,678

TOTAL SHORT TERM INVESTMENTS

(Cost $6,849,678)		6,849,678

TOTAL INVESTMENTS-100.6%
(Cost $249,649,169)		259,872,998
OTHER ASSETS AND LIABILITIES -NET(4) -(0.6)%		(1,604,427)

NET ASSETS-100.0%		$258,268,571

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2011.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $3,510,618 or 1.4% of net assets.

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2011.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2011.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

WESMARK COMMITMENTS

Description	Interest Rate	Maturity Date	Principal Amount	Value
Delayed Delivery Commitments at September 30, 2011: 1.21%
(Cost Payable $3,137,813)
FHLMC	4.000%	10/13/11	$3,000,000	$3,137,813
				$3,137,813

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2011 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-97.1%
	Idaho-0.9%
$835,000	Idaho Housing & Finance Association Revenue Bonds, 4.375%, 7/1/2025	$846,732

	Ohio-0.8%
205,000	County of Monroe, Ohio, General Obligation Bonds, 4.900%, 12/1/2017	201,802
500,000	Toledo City School District General Obligation Unlimited Bonds, 5.000%, 12/1/2027	518,265

		720,067
	Pennslyvania-1.8%
1,170,000	New Kensington Municipal Sanitary Authority Revenue Bonds, Series B, 4.100%, 12/1/2026	1,170,515
500,000	Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pittsburgh Medical Center), 3.150%, 5/15/2016	529,050

		1,699,565
	Texas-1.7%
500,000	City of Dallas, Texas Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029	532,485
1,000,000	Harris County Texas Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036	1,079,570

		1,612,055
	Virginia-0.8%
765,000	Virginia Housing Development Authority Revenue Bonds, 4.500%, 7/1/2024	780,545

	West Viginia-91.1%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,229,144
455,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 4.750%, 12/1/2019	480,225

Shares/Principal Amount		Value
$825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	$859,931
250,000	Berkeley County, West Virginia, Public Service District Revenue Bonds, 4.250%, 12/1/2024	256,988
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	471,856
815,000	Series A, 5.000%, 10/1/2022	810,232
400,000	Series A, 4.650%, 10/1/2025	385,252
700,000	Series A, 4.650%, 3/1/2037	570,500
135,000	Series B, 4.800%, 10/1/2025	131,775
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	647,139
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	204,405
205,000	3.750%, 6/1/2025	214,643
215,000	3.850%, 6/1/2026	224,339
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	207,022
205,000	Series A, 3.600%, 10/1/2015	214,463
200,000	Series A, 3.800%, 10/1/2016	209,192
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds, 5.300%, 12/15/2022	1,227,288
895,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 4.400%, 8/1/2025	884,000
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
150,000	3.000%, 10/1/2013	151,678
150,000	3.500%, 10/1/2016	153,936
230,000	4.000%, 10/1/2020	234,161
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	1,035,510
800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds, 4.500%, 6/1/2013	797,688

Shares/Principal Amount		Value
	Fairmont State College, West Virginia, College Revenue Bonds:
$1,000,000	Series 2003-A, 5.250%, 6/1/2022	$1,028,840
1,460,000	Series 2003-A, 5.000%, 6/1/2032	1,487,083
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	501,575
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,235,543
1,240,000	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital), Series C, 5.350%, 10/1/2019, (FSA)	1,243,137
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,316,505
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,113,850
1,000,000	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project), Series L, 5.500%, 10/1/2022	1,000,920
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,015,000	Series A, 5.250%, 7/1/2020	1,051,814
500,000	Series A, 5.000%, 7/1/2030	464,870
525,000	Series A, 5.250%, 7/1/2035	485,436
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016	529,660
125,000	Ohio County, West Virginia, Board of Education General Obligation Unlimited Bonds, 5.000%, 6/1/2013, (MBIA)	125,354
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	526,405
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	511,425
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	626,694

Shares/Principal Amount		Value
$2,000,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	$2,120,820
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,312,218
1,310,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015	1,362,636
180,000	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center), Series A, 5.250%, 12/1/2011	180,169
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
190,000	Series A, 4.800%, 6/1/2012	193,105
1,240,000	Series A, 6.000%, 6/1/2023	1,301,132
900,000	Series A, 6.125%, 6/1/2028	938,367
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,027,280
1,145,000	Series A, 5.375%, 7/1/2018	1,239,234
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,151,770
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public):
180,000	5.000%, 6/1/2026	185,272
315,000	5.000%, 6/1/2026	327,959
1,000,000	Series A, 5.500%, 6/1/2016	1,044,420
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029	1,681,378
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	1,048,160
580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection), 4.750%, 11/1/2012	604,725

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
$920,000	4.500%, 6/1/2020	$971,989
860,000	4.750%, 6/1/2022	908,960
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	273,317
150,000	Series A, 3.000%, 8/1/2015	158,727
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	603,601
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront), Series B, 5.000%, 7/15/2022	1,019,960
	West Virginia Economic Development Authority Revenue Bonds:
500,000	5.500%, 6/1/2017	522,210
1,000,000	3.750%, 6/15/2023	1,021,580
500,000	Series B, 5.000%, 7/15/2019	511,855
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,658,325
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	249,824
405,000	Series A, 4.000%, 4/1/2020	434,836
485,000	Series A, 5.000%, 4/1/2026	528,728
190,000	Series B, 5.000%, 4/1/2016	207,651
2,315,000	Series B, 5.000%, 4/1/2018	2,516,961
2,805,000	Series B, 5.000%, 4/1/2024	2,968,307
2,000,000	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities), Series A, 5.000%, 4/1/2012	2,043,200
1,000,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029	1,027,280
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,075,917

Shares/Principal Amount		Value
$1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement), Series D, 5.375%, 6/1/2028	$1,068,730
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026	292,749
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	503,145
450,000	4.250%, 7/1/2018	506,871
200,000	Series B, 3.000%, 7/1/2018	212,288
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement), 5.250%, 7/1/2012	2,069,960
810,000	West Virginia State Road General Obligation Bonds, 5.000%, 6/1/2024	879,709
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (MBIA)	1,168,280
500,000	Series B, 5.000%, 10/1/2021	535,635
1,000,000	Series C, 5.000%, 10/1/2026	1,048,010
1,275,000	Series C, 5.000%, 10/1/2027	1,332,502
500,000	Series C, 5.000%, 10/1/2034, (FSA)	517,660
2,000,000	Series C, 5.000%, 10/1/2034	2,062,060
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018	2,065,440
250,000	Series A, 5.000%, 10/1/2028	258,257
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023	1,167,848
500,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series A-1, 5.250%, 11/1/2023	520,320
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/1/2025	1,051,020
900,000	Series A-II, 4.250%, 11/1/2026	915,129
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	522,905
1,000,000	Series B, 5.000%, 11/1/2029	1,028,900

Shares/Principal Amount		Value
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
$500,000	Series A, 5.000%, 11/1/2019, (FSA)	$543,855
1,000,000	Series B-IV, 5.125%, 11/1/2024	1,060,370
650,000	Series B-IV, 4.750%, 11/1/2035	662,019
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021	298,217
500,000	West Virginia, General Obligation Unlimited Bonds (State Road), 5.000%, 6/1/2021	551,865
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016	743,239
500,000	Series A, 4.250%, 6/1/2026, (FSA)	514,880
500,000	Series A, 4.750%, 6/1/2036, (FSA)	515,760

		85,889,974

TOTAL MUNICIPAL BONDS

(Cost $88,787,144)		91,548,938

SHORT TERM INVESTMENTS-1.6%
	Mutual Funds-1.6%
1,469,614	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.002% (at net asset value)	1,469,614

TOTAL SHORT TERM INVESTMENTS

(Cost $1,469,614)		1,469,614

TOTAL INVESTMENTS-98.7%
(Cost $90,256,758)		93,018,552
OTHER ASSETS AND LIABILITIES -NET(1) -1.3%		1,255,555

NET ASSETS-100.0%		$94,274,107

(1)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2011.

The following acronyms are used throughout this portfolio:

Insurers:

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Co.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2011 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

¡	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
¡

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

¡	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
¡

Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Funds’ investments carried at value:

WesMark Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$55,218,115	$–	$–	$55,218,115
Short Term Investments	5,242,312	–	–	5,242,312
Total	$60,460,427	$–	$–	$60,460,427

WesMark Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$222,288,610	$–	$–	$222,288,610
Short Term Investments	8,661,123	–	–	8,661,123
Total	$230,949,733	$–	$–	$230,949,733

WesMark Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$33,270,991	$–	$–	$33,270,991
Exchange Traded Funds	767,905	–	–	767,905
Preferred Stocks	1,736,190	–	–	1,736,190
Corporate Bonds	–	10,442,680	–	10,442,680
U.S. Government Agency - Collateralized Mortgage Obligations	–	211,350	–	211,350
U.S. Government Agency - Mortgage Backed Securities	–	3,490,607	–	3,490,607
U.S. Government Agency Securities	–	3,253,899	–	3,253,899
Municipal Bonds	–	6,106,713	–	6,106,713
Short Term Investments	1,783,180	–	–	1,783,180
Total	$37,558,266	$23,505,249	$–	$61,063,515

WesMark Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$1,329,054	$–	$1,329,054
U.S. Government Agency - Collateralized Mortgage Obligations	–	60,416,116	–	60,416,116
U.S. Government Agency - Mortgage Backed Securities	–	121,402,953	–	121,402,953
U.S. Government Agency Securities	–	23,895,231	–	23,895,231
Municipal Bonds	–	45,979,966	–	45,979,966
Short Term Investments	6,849,678	–	–	6,849,678
Total	$6,849,678	$253,023,320	$–	$259,872,998

Other Financial Instruments
Assets
Delayed Delivery Commitments	$–	$3,137,813	$–	$3,137,813
Total	$–	$3,137,813	$–	$3,137,813

WesMark West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$91,548,938	$–	$91,548,938
Short Term Investments	1,469,614	–	–	1,469,614
Total	$1,469,614	$91,548,938	$–	$93,018,552

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2011. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no significant transfers into and out of Level 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Recent Accounting Pronouncement – In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011- 04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, for the Small Company Growth Fund and

Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Unrealized Appreciation/(Depreciation)

At September 30, 2011 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$61,570,187
Gross unrealized appreciation	5,966,197
Gross unrealized depreciation	(7,075,957)
Net unrealized depreciation	($1,109,760)

Growth Fund
Aggregate tax cost	$246,373,880
Gross unrealized appreciation	17,297,033
Gross unrealized depreciation	(32,721,180)
Net unrealized depreciation	($15,424,147)

Balanced Fund
Aggregate tax cost	$57,247,222
Gross unrealized appreciation	6,172,156
Gross unrealized depreciation	(2,323,689)
Net unrealized appreciation	$3,848,467

Government Bond Fund
Aggregate tax cost	$249,607,807
Gross unrealized appreciation	10,329,844
Gross unrealized depreciation	(64,653)
Net unrealized appreciation	$10,265,191

West Virginia Municipal Bond Fund
Aggregate tax cost	$90,077,216

Gross unrealized appreciation	3,365,883
Gross unrealized depreciation	(424,547)
Net unrealized appreciation	$2,941,336

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors a majority of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies. Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 28, 2011

By:	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and Chief Financial Officer

Date:	November 28, 2011